Parent Company	12 Months Ended
Dec. 31, 2014
Virtu Financial, LLC and subsidiaries
Parent Company

19. Parent Company

Guarantees.

The Company guarantees the indebtedness of its direct subsidiary under the senior secured credit facility (Note 8). The outstanding principal balance of the term loan under the senior secured credit facility totaled $502.7 million and $510.0 million at December 31, 2014 and 2013, respectively.

Transactions with Affiliates

Dividends received from VFH for the three years ended December 31, 2014, 2013 and 2012 were $165.7 million, $429.1 million and $129.0 million, respectively.

Virtu Financial LLC

(Parent Company Only)

Statements of Financial Condition

	December 31,	December 31,
(In thousands, except interest data)	2014	2013
Assets
Cash and cash equivalents	$25,939	$22
Receivable from subsidiaries	12,865	22,021
Investments in subsidiaries, equity basis	768,423	748,986
Other assets	29	2,629
Total assets	$807,256	$773,658
Liabilities, redeemable interest and members’ equity
Liabilities
Payable to subsidiaries	$291,444	$318,127
Accounts payable and accrued expenses and other liabilities	9,114	2,243
Total liabilities	$300,558	$320,370
Class A-1 redeemable interest	294,433	250,000
Members’ equity
Class A-1 — Authorized and Issued — 1,964,826 and 1,964,826 interests, Outstanding — 1,964,826 and 1,964,826 interests, at December 31, 2014 and 2013, respectively	19,648	19,648
Additional paid-in capital
Class A-2 — Authorized and Issued — 101,381,332 and 100,627,010 interests, Outstanding — 99,855,666 and 99,459,345 interests at December 31, 2014 and 2013, respectively	287,705	256,340
Accumulated deficit	(91,383)	(74,027)
Accumulated other comprehensive income (loss)	(3,705)	1,327
Total members’ equity	$212,265	$203,288
Total liabilities, redeemable interest and members’ equity	$807,256	$773,658

Virtu Financial LLC

(Parent Company Only)

Statements of Comprehensive Income

for the Years Ended December 31, 2014, 2013 and 2012

	For the Years Ended
	December 31,
(In thousands)	2014	2013	2012
Revenues:
Service fee revenue	$13,492	$2,089	$5,154
Expenses:
Operations and administrative	13,492	2,089	5,428
Total expenses	13,492	2,089	5,428
Income (loss) before equity in income of subsidiaries	—	—	(274)
Equity in income of subsidiaries, net of tax	190,057	182,203	87,834
Net Income	$190,057	$182,203	$87,560
Other Comprehensive Income, net of taxes:
Translation adjustment	(5,032)	1,382	548
Comprehensive income	$185,025	$183,585	$88,108

Virtu Financial LLC

(Parent Company Only)

Statements of Cash Flows

for the Years Ended December 31, 2014, 2013 and 2012

	For the Years Ended
	December 31,
(In thousands)	2014	2013	2012
Cash flows from operating activities
Net Income	$190,057	$182,203	$87,560
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries	(24,469)	244,854	41,198
Changes in operating assets and liabilities:	(14,056)	(6,529)	(2,926)
Net cash provided by operating activities	151,532	420,528	125,832
Cash flows from investing activities
Investments in subsidiaries, equity basis	15,953	13,441	8,726
Net cash provided by investing activities	15,953	13,441	8,726
Cash flows from financing activities
Proceeds from issuance of Class A-2 interests in connection with the Temasek transaction described in Note 13	3,048	—	—
Repurchase of Class A-2 interests in connection with the Temasek transaction described in Note 13	(3,048)	—	—
Repurchase of Class A-2 interests	(916)	(573)	(352)
Member distributions	(140,652)	(433,400)	(134,408)
Net cash used in financing activities	(141,568)	(433,973)	(134,760)
Net increase (decrease) in cash and cash equivalents	25,917	(4)	(202)
Cash and equivalents, beginning of period	22	26	228
Cash and equivalents, end of period	$25,939	$22	$26
Non-cash financing activities
Temasek transaction described in Note 13	—	—	—
Repurchase of Class A-2 interests	(6,000)	—	—